Income taxes - Schedule of Non Capital Losses Carry Forwards (Details) $ in Millions	Dec. 31, 2025 USD ($)
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 2,031.1
Capital loss carryforward	1,082.3
Excessive interest and financing expenses limitation	129.6
Tax credits	139.7
Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	651.3
Capital loss carryforward	1,082.3
Excessive interest and financing expenses limitation	129.6
Tax credits	2.2
United States
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	1,379.8
2026-2030
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	0.8
Capital loss carryforward	0.0
Excessive interest and financing expenses limitation	0.0
Tax credits	9.4
2026-2030 | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	0.8
2026-2030 | United States
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	0.0
2031+
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	2,030.3
Capital loss carryforward	1,082.3
Excessive interest and financing expenses limitation	129.6
Tax credits	130.3
2031+ | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	650.5
2031+ | United States
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 1,379.8